Change of Functional Currency and Presentation Currency - Restated Statement of Comprehensive Income due to Change in Functional Currency (Detail) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 CLP ($) shares	Dec. 31, 2016 USD ($) $ / shares shares
Change In Functional Currency And Presentation Currency Of Comprehensive Income [Line Items]
Total Revenue and Other Operating Income	$ 13,184,062	$ 10,438,003		$ 7,642,582
Raw materials and consumables used	(8,142,773)	(5,882,788)		(3,868,218)
Contribution Margin	5,041,289	4,555,215		3,774,364
Operating income (loss)	2,434,520	2,219,399		1,800,020
Income before taxes	2,104,990	1,645,648		1,376,069
INCOME AFTER TAX FROM CONTINUING OPERATIONS	1,667,058	1,126,514		844,608
Income after tax from discontinued operations				170,263
Net Income	1,667,058	1,126,514		1,014,871
Other comprehensive income (loss)	(1,694,808)	(89,930)		197,139
TOTAL COMPREHENSIVE INCOME	(27,750)	1,036,584		1,212,010
Net income attributable to:
Shareholders of Enel Americas	1,201,381	709,043		566,497
Non-controlling interests	465,677	417,471		448,374
NET INCOME	1,667,058	1,126,514		1,014,871
Comprehensive income attributable to:
Shareholders of Enel Amricas	(121,326)	650,731		788,647
Non-controlling interests	93,576	385,853		423,363
TOTAL COMPREHENSIVE INCOME	$ (27,750)	$ 1,036,584		$ 1,212,010
Basic and diluted earnings per share
Basic and diluted earnings per share from continuing operations | $ / shares	$ 0.02091	$ 0.01234		$ 0.00907
Basic and diluted earnings per share from discontinued operations | $ / shares				0.00232
Basic and diluted earnings per share | $ / shares	$ 0.02091	$ 0.01234		$ 0.01139
Previously Stated
Change In Functional Currency And Presentation Currency Of Comprehensive Income [Line Items]
Total Revenue and Other Operating Income			$ 5,167,837,226
Raw materials and consumables used			(2,615,650,061)
Contribution Margin			2,552,187,165
Operating income (loss)			1,217,155,025
Income before taxes			930,483,597
Income tax expense, discontinued operations			(359,368,522)
INCOME AFTER TAX FROM CONTINUING OPERATIONS			571,115,075
Income after tax from discontinued operations			115,130,387
Net Income			686,245,462
Other comprehensive income (loss)			133,302,988	$ 672,013
TOTAL COMPREHENSIVE INCOME			819,548,450	1,686,884
Net income attributable to:
Shareholders of Enel Americas			383,059,534
Non-controlling interests			303,185,928
NET INCOME			686,245,462
Comprehensive income attributable to:
Shareholders of Enel Amricas			533,275,016
Non-controlling interests			286,273,434
TOTAL COMPREHENSIVE INCOME			$ 819,548,450	$ 1,686,884
Basic and diluted earnings per share
Basic and diluted earnings per share from continuing operations | $ / shares				$ 6.1300
Basic and diluted earnings per share from discontinued operations | $ / shares				1.5700
Basic and diluted earnings per share | $ / shares				$ 7.7000
Weighted average number of shares of common stock | shares			49,768,783,340	49,768,783,340
As Restated
Change In Functional Currency And Presentation Currency Of Comprehensive Income [Line Items]
Total Revenue and Other Operating Income				$ 7,642,582
Raw materials and consumables used				(3,868,218)
Contribution Margin				3,774,364
Operating income (loss)				1,800,020
Income before taxes				1,376,069
Income tax expense, discontinued operations				(531,461)
INCOME AFTER TAX FROM CONTINUING OPERATIONS				844,608
Income after tax from discontinued operations				170,263
Net Income				1,014,871
Other comprehensive income (loss)				197,139
TOTAL COMPREHENSIVE INCOME				1,212,010
Net income attributable to:
Shareholders of Enel Americas				566,497
Non-controlling interests				448,374
NET INCOME				1,014,871
Comprehensive income attributable to:
Shareholders of Enel Amricas				788,647
Non-controlling interests				423,363
TOTAL COMPREHENSIVE INCOME				$ 1,212,010
Basic and diluted earnings per share
Basic and diluted earnings per share from continuing operations | $ / shares				$ 0.00907
Basic and diluted earnings per share from discontinued operations | $ / shares				0.00232
Basic and diluted earnings per share | $ / shares				$ 0.01139
Weighted average number of shares of common stock | shares			49,768,783,340	49,768,783,340